SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted-Average Assumptions for Granted Options) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	75.93%	69.44%	66.02%
Risk-free interest rate	3.37%	1.54%	0.51%
Expected life (years)	4 years 7 days	5 years 18 days	5 years 14 days
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	80.95%	74.61%	69.05%
Risk-free interest rate	4.81%	4.39%	1.14%
Expected life (years)	5 years 21 days	5 years 4 months 24 days	5 years 3 months 21 days
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	0.00%	69.74%
Risk-free interest rate	0.00%	1.63%
Dividend yield	0.00%	0.00%	0.00%
Expected life (years)		6 months
Employee Stock Purchase Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility			64.68%
Risk-free interest rate			0.04%
Expected life (years)			5 months 1 day
Employee Stock Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility			69.68%
Risk-free interest rate			0.10%
Expected life (years)			6 months